Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Current assets:
Cash and cash equivalents	$ 6,713	$ 21,026
Accounts receivable, net of allowance for doubtful accounts of $129 and $111, respectively	7,019	6,702
Real estate tax refund receivable	2,311	0
Federal and state income taxes receivable	426	93
Inventory of parts and supplies	843	1,121
Deferred income taxes	0	201
Prepaid tires on equipment	1,631	1,381
Prepaid taxes and licenses	2,050	1,860
Prepaid insurance	2,371	2,111
Prepaid expenses, other	70	85
Real estate held for sale, at cost	3,485	0
Assets to be disposed of	0	114
Total current assets	26,919	34,694
Property and equipment, at cost:
Land	114,739	100,922
Buildings	138,601	134,475
Equipment	79,556	75,731
Construction in progress	5,806	2,802
Property, plant and equipment, at cost	338,702	313,930
Less accumulated depreciation and depletion	110,681	104,942
Net property, plant and equipment	228,021	208,988
Real estate held for investment, at cost	3,640	6,848
Investment in joint venture	7,521	7,412
Goodwill	1,087	1,087
Unrealized rents	4,155	3,604
Other assets	4,362	3,757
Total assets	275,705	266,390
Current liabilities:
Accounts payable	5,266	3,948
Deferred income taxes	58	0
Accrued payroll and benefits	5,164	4,992
Accrued insurance	3,249	3,303
Accrued liabilities, other	1,189	1,053
Long-term debt due within one year	5,239	4,902
Liabilities of discontinued operations	0	34
Total current liabilities	20,165	18,232
Long-term debt, less current portion	57,131	62,370
Deferred income taxes	18,199	16,919
Accrued insurance	1,659	2,548
Other liabilities	3,833	1,874
Commitments and contingencies (Note 8)
Shareholders' equity:
Preferred stock, no par value; 5,000,000 shares authorized	0	0
Common stock, $.10 par value; 25,000,000 shares authorized, 9,440,620 and 9,288,023 shares issued	944	929
Capital in excess of par value	41,539	38,845
Retained earnings	132,203	124,642
Accumulated other comprehensive income, net	32	31
Total shareholders' equity	174,718	164,447
Total liabilities and shareholders' equity	$ 275,705	$ 266,390